Annual Operating Expenses - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2005 Portfolio	Apr. 29, 2023
VIP Freedom 2005 Portfolio - Initial Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.36%
Total annual operating expenses	0.36%	[1]
VIP Freedom 2005 Portfolio - Service Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.36%
Total annual operating expenses	0.46%	[1]
VIP Freedom 2005 Portfolio - Service Class 2
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.36%
Total annual operating expenses	0.61%	[1]

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.